FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income		¥ 4,326,446	$ 663,057	¥ 5,671,267	¥ 4,387,912
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		264,154	40,483	316,666	249,478
Share of profit in subsidiaries and VIE		18,507	2,836	7,556	19,386
Changes in operating assets and liabilities:
Prepayments and other current assets		(369,443)	(56,620)	(545,079)	(764,223)
Deferred tax assets		(271,969)	(41,681)	(40,527)	(139,081)
Other non-current liability		(90,877)	(13,928)	(14,448)	9,231
Net cash provided by operating activities		4,950,749	758,735	6,304,186	4,404,051
Cash flows from investing activities
Amounts due from subsidiaries		(500,000)	(76,628)
Investments in equity investees		(238,415)	(36,539)	(218,260)	(1,865,309)
Purchases of short-term investments		(9,686,732)	(1,484,557)	(14,061,179)	(13,634,396)
Maturity of short-term investments		17,010,363	2,606,952	16,699,480	5,834,805
Purchase of long-term investments		(939,500)	(143,985)	(957,870)
Net cash used in investing activities		(3,549,341)	(543,960)	(3,664,213)	(12,872,633)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	¥ 9,763,800	9,771,782	1,497,591		8,891,909
Payment of dividends		(1,649,308)	(252,767)	(1,270,773)	(895,136)
Repurchase of ordinary shares		(1,228,341)	(188,251)	(762,893)	(769,811)
Net cash provided by/used in financing activities		8,337,407	1,277,764	(1,982,306)	7,042,122
Effect of exchange rate changes on cash, cash equivalents		(656,137)	(100,558)	(3,207)	275,680
Net increase (decrease) in cash and cash equivalents		9,082,678	1,391,981	654,460	(1,150,780)
Cash, cash equivalents and restricted cash at beginning of year		5,277,414	808,799	4,622,954	5,773,734
Cash, cash equivalents and restricted cash at end of year		14,360,092	2,200,780	5,277,414	4,622,954
Cash, cash equivalents, beginning of year		5,270,204		4,622,554
Cash, cash equivalents, end of year		14,212,778	2,178,204	5,270,204	4,622,554
Issuance cost on IPO		69,498
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net income		4,312,213	660,876	5,674,145	4,383,025
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		264,154	40,483	316,666	249,478
Share of profit in subsidiaries and VIE		(4,316,082)	(661,469)	(5,595,961)	(4,336,695)
Changes in operating assets and liabilities:
Prepayments and other current assets		105,610	16,184	53,628	(131,322)
Deferred tax assets		28,146	4,314	(858)	(27,288)
Other non-current liability		(90,877)	(13,928)	(14,448)	9,231
Net cash provided by operating activities		303,164	46,460	433,172	146,429
Cash flows from investing activities
Investments in equity investees		(10,010,593)	(1,534,190)	(2,051,918)	(2,199,955)
Purchases of short-term investments		(6,095,450)	(934,169)	(10,089,829)	(12,564,140)
Maturity of short-term investments		12,297,430	1,884,664	14,072,901	5,376,252
Purchase of long-term investments				(707,870)
Net cash used in investing activities		(3,808,613)	(583,695)	1,223,284	(9,387,843)
Cash flows from financing activities
Payment of dividends		(1,649,308)	(252,767)	(1,270,773)	(895,136)
Repurchase of ordinary shares		(1,228,341)	(188,251)	(762,893)	(769,811)
Net cash provided by/used in financing activities		6,894,133	1,056,573	(2,033,666)	7,226,962
Effect of exchange rate changes on cash, cash equivalents		(339,801)	(52,076)	(1,933)	265,269
Net increase (decrease) in cash and cash equivalents		3,048,883	467,262	(379,143)	(1,749,183)
Cash, cash equivalents, beginning of year		394,741	60,497	773,884	2,523,067
Cash, cash equivalents, end of year		3,443,624	527,759	¥ 394,741	773,884
Issuance cost on IPO		69,498
Reportable Legal Entities [Member] | Alibaba | ZTO EXPRESS (CAYMAN) INC.
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498		¥ 9,771,782	$ 1,497,591		¥ 8,891,909